Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 289,563	$ 287,783
Available-for-sale Securities, Equity Securities	2,894	2,864
Fair Value Option And Trading Securities	13,923	15,024
Short-term investments	6,523	7,467
Mortgage loans at estimated fair value	65,167	59,578
Derivative assets	12,139	10,489
Net embedded derivatives within asset host contracts	55	(39)
Separate account assets	195,578	187,152
Liabilities [Abstract]
Derivative liabilities	6,921	5,267
Net embedded derivatives within liability host contracts	1,554	793
Separate account liabilities	195,578	187,152
Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	566	314
Recurring
Assets [Abstract]
Available-for-sale Securities, Debt Securities	289,563	287,783
Available-for-sale Securities, Equity Securities	2,894	2,864
Fair Value Option And Trading Securities	13,923	15,024
Short-term investments	6,005	6,995
Other investments	157	162
Derivative assets	12,139	10,489
Net embedded derivatives within asset host contracts	143	118
Separate account assets	195,578	187,152
Total assets	520,968	510,901
Liabilities [Abstract]
Derivative liabilities	6,921	5,267
Net embedded derivatives within liability host contracts	1,554	793
Trading liabilities	0	153
Separate account liabilities	23	0
Total liabilities	8,498	6,213
Recurring | Interest rate contracts
Assets [Abstract]
Derivative assets	7,561	6,979
Liabilities [Abstract]
Derivative liabilities	2,225	1,679
Recurring | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	3,863	2,790
Liabilities [Abstract]
Derivative liabilities	3,838	2,898
Recurring | Credit contracts
Assets [Abstract]
Derivative assets	175	93
Liabilities [Abstract]
Derivative liabilities	49	46
Recurring | Equity market contracts
Assets [Abstract]
Derivative assets	540	627
Liabilities [Abstract]
Derivative liabilities	809	644
Recurring | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	566	314
Recurring | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	78,543	79,573
Recurring | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	55,976	49,718
Recurring | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	50,663	51,411
Recurring | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	44,433	47,122
Recurring | RMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	29,032	28,889
Recurring | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	12,231	11,810
Recurring | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	11,225	10,051
Recurring | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,460	9,209
Recurring | Level 1
Assets [Abstract]
Available-for-sale Securities, Debt Securities	24,943	29,487
Available-for-sale Securities, Equity Securities	1,334	1,230
Fair Value Option And Trading Securities	11,123	11,335
Short-term investments	4,091	2,469
Other investments	86	109
Derivative assets	33	28
Net embedded derivatives within asset host contracts	0	0
Separate account assets	82,818	76,456
Total assets	124,428	121,114
Liabilities [Abstract]
Derivative liabilities	15	25
Net embedded derivatives within liability host contracts	0	0
Trading liabilities	0	103
Separate account liabilities	0	0
Total liabilities	15	128
Recurring | Level 1 | Interest rate contracts
Assets [Abstract]
Derivative assets	3	2
Liabilities [Abstract]
Derivative liabilities	12	7
Recurring | Level 1 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Credit contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Equity market contracts
Assets [Abstract]
Derivative assets	30	26
Liabilities [Abstract]
Derivative liabilities	3	18
Recurring | Level 1 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Recurring | Level 1 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	24,943	29,487
Recurring | Level 1 | RMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 2
Assets [Abstract]
Available-for-sale Securities, Debt Securities	247,569	242,001
Available-for-sale Securities, Equity Securities	1,092	1,300
Fair Value Option And Trading Securities	2,513	3,419
Short-term investments	1,868	4,282
Other investments	71	53
Derivative assets	11,874	10,288
Net embedded derivatives within asset host contracts	0	0
Separate account assets	111,612	109,138
Total assets	376,599	370,481
Liabilities [Abstract]
Derivative liabilities	6,112	4,890
Net embedded derivatives within liability host contracts	0	0
Trading liabilities	0	50
Separate account liabilities	16	0
Total liabilities	6,128	4,940
Recurring | Level 2 | Interest rate contracts
Assets [Abstract]
Derivative assets	7,556	6,960
Liabilities [Abstract]
Derivative liabilities	1,713	1,672
Recurring | Level 2 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	3,783	2,774
Liabilities [Abstract]
Derivative liabilities	3,784	2,750
Recurring | Level 2 | Credit contracts
Assets [Abstract]
Derivative assets	145	87
Liabilities [Abstract]
Derivative liabilities	49	44
Recurring | Level 2 | Equity market contracts
Assets [Abstract]
Derivative assets	390	467
Liabilities [Abstract]
Derivative liabilities	566	424
Recurring | Level 2 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Recurring | Level 2 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	72,811	74,245
Recurring | Level 2 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	55,687	48,889
Recurring | Level 2 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	44,858	46,428
Recurring | Level 2 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	19,490	17,635
Recurring | Level 2 | RMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	25,194	25,508
Recurring | Level 2 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	12,221	11,776
Recurring | Level 2 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	10,196	8,840
Recurring | Level 2 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,112	8,680
Recurring | Level 3
Assets [Abstract]
Available-for-sale Securities, Debt Securities	17,051	16,295
Available-for-sale Securities, Equity Securities	468	334
Fair Value Option And Trading Securities	287	270
Short-term investments	46	244
Other investments	0	0
Derivative assets	232	173
Net embedded derivatives within asset host contracts	143	118
Separate account assets	1,148	1,558
Total assets	19,941	19,306
Liabilities [Abstract]
Derivative liabilities	794	352
Net embedded derivatives within liability host contracts	1,554	793
Trading liabilities	0	0
Separate account liabilities	7	0
Total liabilities	2,355	1,145
Recurring | Level 3 | Interest rate contracts
Assets [Abstract]
Derivative assets	2	17
Liabilities [Abstract]
Derivative liabilities	500	0
Recurring | Level 3 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	80	16
Liabilities [Abstract]
Derivative liabilities	54	148
Recurring | Level 3 | Credit contracts
Assets [Abstract]
Derivative assets	30	6
Liabilities [Abstract]
Derivative liabilities	0	2
Recurring | Level 3 | Equity market contracts
Assets [Abstract]
Derivative assets	120	134
Liabilities [Abstract]
Derivative liabilities	240	202
Recurring | Level 3 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	566	314
Recurring | Level 3 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5,732	5,328
Recurring | Level 3 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	289	829
Recurring | Level 3 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5,805	4,983
Recurring | Level 3 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 3 | RMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,838	3,381
Recurring | Level 3 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	10	34
Recurring | Level 3 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,029	1,211
Recurring | Level 3 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 348	$ 529